Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Netherlands
Total	$ 28,770,000	$ 10,000	$ 5,930,000	$ 56,830,000	$ 91,540,000
Corporate
Total	84,750,000		190,000		84,940,000
Eastern Hannover/East Friesland
Total	14,520,000	890,000	370,000		15,780,000
Dummersee-Uchte
Total	1,100,000	3,620,000	50,000		4,770,000
Hannover Gas
Total		2,600,000	20,000		2,620,000
Alberta
Total	3,820,000	46,150,000	25,700,000		75,670,000
Saskatchewan
Total		230,000	14,070,000		14,300,000
British Columbia
Total		7,130,000	350,000		7,480,000
Corrib
Total			1,690,000		1,690,000
Aquitaine Basin
Total		18,780,000	310,000		19,090,000
France
Total	9,360,000		800,000		10,160,000
Paris Basin Chaunoy & Champotran
Total		8,960,000			8,960,000
Paris Basin Essonne
Total		4,180,000			4,180,000
Paris Basin Neocomian
Total		3,730,000			3,730,000
Wandoo
Total	$ 10,470,000		1,870,000		12,340,000
Powder River Basin, Wyoming
Total		15,300,000	100,000		15,400,000
Croatia
Total		8,230,000	540,000		8,770,000
Slovakia
Total			220,000		220,000
Hungary
Total		$ 10,000	$ 10,000		$ 20,000